Note 15 - Other Long-term Liabilities - Other Long-term Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Provision for retirement indemnities (Japan & France), less current portion	€ 2,008	€ 1,980
Provision for employee termination indemnities (Italy) less current portion	349	320
Long term portion	184	201
Provision for Asset Retirement Obligation (Japan) less current portion	101	80
Conditional government advances, less current portion	1,039	237
Total	€ 3,681	€ 2,818